SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands				1 Months Ended	9 Months Ended
	Jun. 17, 2020	Apr. 28, 2020	Apr. 27, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Long term debt interest amount		$ 300,000			$ 300,000	$ 0
GNAC
SUBSEQUENT EVENTS
Monthly royalty fee (as percentage )			3.00%
Agreement term			5 years
Renewable term			5 years
London Interbank Offered Rate (LIBOR) [Member]
SUBSEQUENT EVENTS
Spread rate		12.00%			12.00%
Subsequent event
SUBSEQUENT EVENTS
Long term debt interest amount		$ 300,000
Sports betting revenue accounted under COVID 19 (as percentage)				1.00%
Subsequent event | KBIC
SUBSEQUENT EVENTS
Agreement term	15 years
Renewable term	10 years
Subsequent event | GNAC
SUBSEQUENT EVENTS
Monthly royalty fee (as percentage )			3.00%
Agreement term			5 years
Renewable term			5 years
Subsequent event | London Interbank Offered Rate (LIBOR) [Member]
SUBSEQUENT EVENTS
Spread rate		12.00%